UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

(Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

 (Name and address of agent for service)

Registrant's telephone number, including area code: (732) 842-3465

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NorthQuest Capital Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 98.84%

Aircraft Engines & Engine Parts - 3.83%
1,200	United Technologies Corp.	$ 139,296

Beverages - 3.37%
1,100	PepsiCo, Inc.	122,573

Electronic Computers - 5.08%
1,200	Apple, Inc.	184,944

Miscellaneous Food Preparation & Kindred Products - 4.79%
1,700	McCormick & Co., Inc.	174,488

Railroad Equipment - 3.12%
1,500	Westinghouse Air Brake Technologies Corp.	113,625

Railroads, Line-Haul Operating - 5.25%
1,650	Union Pacific Corp.	191,351

Refrigeration & Service Industry Machinery - 4.93%
1,400	Middleby Corp. *	179,438

Retail-Apparel & Accessory Stores - 3.72%
5,500	Hanesbrands, Inc.	135,520

Retail-Eating & Drinking Places - 3.39%
2,300	Starbucks Corp.	123,533

Retail-Lumber & Other Building - 4.49%
1,000	Home Depot, Inc.	163,560

Rubber & Plastic Footwear - 3.28%
2,300	Nike, Inc.	119,255

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.15%

2,200	Intercontinental Exchange, Inc.	151,140

Semiconductors & Related Devices - 5.42%
2,200	Microchip Technology, Inc.	197,516

Services-Business Services - 4.27%
1,100	MasterCard, Inc.	155,320

Services-Computer Processing & Data Preparation - 12.40%
3,500	Fiserv, Inc. *	451,360

Services-Computer Programming Services - 4.38%
2,200	Cognizant Technology Solutions Corp.	159,588

Services-Consumer Credit Reporting, Collection Agencies - 4.72%
1,100	S&P Global, Inc.	171,941

Services-To Dwellings & Other Buildings - 4.43%
3,500	Rollins, Inc.	161,490

Surgical & Medical Instruments - 8.97%
2,300	Stryker Corp.	326,646

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 4.84%
4,900	LKQ Corp. *	176,351

TOTAL FOR COMMON STOCKS (Cost $2,393,054) - 98.84%		$ 3,598,935

TOTAL INVESTMENTS (Cost $2,393,054) ** - 98.84%		$ 3,598,935

OTHER ASSETS LESS LIABILITIES - 1.16%		$ 42,382

NET ASSETS - 100.00%		$ 3,641,317

* Non-income producing securities during the period.

** At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,393,054 amounted to $1,205,881, which consisted of aggregate gross unrealized appreciation of $1,245,831 and aggregate gross unrealized depreciation of $39,950.

NOTES TO FINANCIAL STATEMENTS
NorthQuest Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,393,054 amounted to $1,205,881, which consisted of aggregate gross unrealized appreciation of $1,245,831 and aggregate gross unrealized depreciation of $39,950.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the –counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

      Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,598,935	$0	$0	$ 3,598,935
Total	$3,598,935	$0	$0	$ 3,598,935

The Fund did not hold any Level 3 assets during the three month period ended September 30, 2017. The Fund did not hold any derivative instruments at any time during the three month period ended September 30, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

     Peter J. Lencki

     President and Chief Financial Officer

Date November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter J. Lencki

     Peter J. Lencki

     President and Chief Financial Officer

Date November 3, 2017